Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Amount at the beginning of the year	$ 904,949	$ 1,007,752
Proceeds from long-term borrowings	126,757	7,739	$ 41,082
Payments of long-term borrowings	(105,749)	(24,105)	(14,012)
Proceeds from short term borrowings	169,901	448,532
Payments of short-term borrowings	(239,947)	(420,276)	(192,648)
Payments of interest	(741)	(43,457)
Accrued interest	23,489	33,495
Exchange differences, inflation and translation, net	(99,800)	(105,465)
Others	697	734
Amount at the end of the year	$ 779,556	$ 904,949	$ 1,007,752